Revenue Analysis and Segment Information - Schedule of Reportable Segment Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reportable Segment Revenues [Line Items]
Reportable segment revenues	$ 231,424	$ 92,416	$ 260,026
Reportable Cost of revenues	(224,383)	(78,234)	(270,597)
Reconciling Items
Selling, general and administrative	(16,960)	(7,081)	(189,521)
Depreciation and amortization	(10,904)	(4,975)	(7,960)
Impairment of intangible assets	(781)	(970)	(8,425)
Interest income			424
Other Income/(expense)	5,619	(978)	(15,131)
Current income tax expense	(242)	(631)	(536)
Net loss	(16,227)	(6,421)	(230,212)
Commodity Trading [Member]
Schedule of Reportable Segment Revenues [Line Items]
Reportable segment revenues	214,340	68,409	255,586
Revenue, net	214,430	68,456	255,575
Cost of revenues	(217,257)	(68,983)	(250,301)
Cryptocurrency Mining [Member]
Schedule of Reportable Segment Revenues [Line Items]
Reportable segment revenues	9,258	18,898	329
Revenue, net	9,258	18,898	329
Cost of revenues
Revenue Net Others [Member]
Schedule of Reportable Segment Revenues [Line Items]
Revenue, net	7,827	5,694	5,642
Eliminatons [Member]
Schedule of Reportable Segment Revenues [Line Items]
Revenue, net	(91)	(632)	(1,520)
Cost of revenues	91	632
Cost of Revenue Other [Member]
Schedule of Reportable Segment Revenues [Line Items]
Cost of revenues	$ (7,217)	$ (9,883)	$ (20,296)